CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended		159 Months Ended		162 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013		Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (2,111)		$ (1,082)	$ (4,899)	$ (3,430)	$ (52,407)	[1]	$ (54,518)	[2]
Less - loss for the period from discontinued operations	0		0	0	0	164	[1]	164	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	25		33	97	157	1,255		1,280	[2]
Accrued interest on loans	0		0	0	0	451		451	[2]
Amortization of discount on short-term loans	0		0	0	0	1,864		1,864	[2]
Change in fair value of options and warrants			0	0	0	(795)		(795)	[2]
Expenses related to shares and options granted to service providers	110		128	227	195	21,908		22,018	[2]
Amortization of deferred stock-based compensation related to options granted to employees	122		203	674	560	8,055		8,177	[2]
Decrease (increase) in accounts receivable and prepaid expenses	117		128	(155)	(426)	(943)		(826)	[2]
Increase (decrease) in trade payables and convertible note	98		(112)	(130)	114	701		799	[2]
Increase in other accounts payable and accrued expenses	177		32	306	(105)	1,610		1,787	[2]
Revaluation of warrants	1,071		0	(174)	0	(174)		897	[2]
Erosion of restricted cash	0		0	0	0	(6)		(6)	[2]
Net cash used in continuing operating activities	(391)		(670)	(4,054)	(2,935)	(18,317)		(18,708)	[2]
Net cash used in discontinued operating activities	0		0	0	0	(23)		(23)	[2]
Total net cash used in operating activities	(391)		(670)	(4,054)	(2,935)	(18,340)		(18,731)	[2]
Cash flows from investing activities:
Purchase of property and equipment	(94)		(20)	(108)	(90)	(1,331)		(1,425)	[2]
Restricted cash	0		0	0	0	6		6	[2]
Changes in short-term deposit	0		997	2,769	(2,750)	0		0	[2]
Investment in lease deposit	9		(6)	(5)	0	(22)		(13)	[2]
Net cash (used in) provided by continuing investing activities	(85)		971	2,656	(2,840)	(1,347)		(1,432)	[2]
Net cash used in discontinued investing activities	0		0	0	0	(16)		(16)	[2]
Total net cash (used in) provided by investing activities	(85)		971	2,656	(2,840)	(1,363)		(1,448)	[2]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	0		250	3,576	5,023	20,918		20,918	[2]
Proceeds from loans, notes and issuance of warrants, net	0		0	0		2,061		2,061	[2]
Proceeds from exercise of warrants and options	0		0	8	146	785		785	[2]
Repayment of short-term loans	0		0	0	0	(601)		(601)	[2]
Net cash provided by continuing financing activities	0		250	3,584	5,169	23,163		23,163	[2]
Net cash provided by discontinued financing activities	0		0	0	0	43		43	[2]
Total net cash provided by financing activities	0		250	3,584	5,169	23,206		23,206	[2]
Increase (decrease) in cash and cash equivalents	(476)		551	2,186	(606)	3,503		3,027	[2]
Cash and cash equivalents at the beginning of the period	3,503		1,317	1,317	1,923	0	[2]	0	[2]
Cash and cash equivalents at end of the period	$ 3,027	[2]	$ 1,868	$ 3,503	$ 1,317	$ 3,503		$ 3,027	[2]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.